Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2015
C000174813
Account Value [Line Items]
Line Graph and Table Measure Name	Acadian Emerging Markets Portfolio, I Class Shares
C000015706
Account Value [Line Items]
Line Graph and Table Measure Name		Acadian Emerging Markets Portfolio, Investor Class Shares
C000174812
Account Value [Line Items]
Line Graph and Table Measure Name	Acadian Emerging Markets Portfolio, Y Class Shares
MSCI Emerging Markets Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Gross) (USD)
Account Value	$ 1,000,000		$ 1,548,166	$ 1,229,223	$ 1,104,824	$ 1,594,903	$ 1,359,275	$ 1,251,404	$ 1,114,412	$ 1,269,080
MSCI Emerging Markets Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Gross) (USD)
Account Value	$ 9,407	$ 10,000	14,564	11,563	10,393	15,003	12,787	11,772	10,483	11,938	$ 8,578
MSCI Emerging Markets Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Gross) (USD)
Account Value	$ 100,000		$ 154,817	$ 122,922	$ 110,482	$ 159,490	$ 135,928	$ 125,140	$ 111,441	$ 126,908